Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
GENERAL AND ADMINISTRATIVE	$ 619	$ 179	$ 908	$ 306	$ 973	$ 634
TOTAL OPERATING EXPENSES	1,385	1,414	2,635	2,222	4,681	3,860
NET PROFIT (LOSS) FOR THE PERIOD	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ 5,108	$ 3,488
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (in Shares)	250,847	252,462	251,655	252,462	252,462	252,371
NET PROFIT (LOSS) PER ORDINARY SHARE – BASIC (in Dollars per share)	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	250,847	252,462	251,655	252,462	252,462	252,371
OPERATING EXPENSES:
Research and development	$ 766	$ 1,235	$ 1,727	$ 1,916	$ 3,708	$ 3,226
OPERATING LOSS	(1,385)	(1,414)	(2,635)	(2,222)	4,681	3,860
Financial expenses, net	(102)	(452)	(270)	(377)	395	(396)
LOSS BEFORE INCOME TAX	(1,487)	(1,866)	(2,905)	(2,599)	5,076	3,464
INCOME TAX	2	10	7	20	32	24
Attributable to:
Equity holders of the Company	(1,472)	(1,653)	(2,845)	(2,427)	4,942	3,215
Non-controlling interests	(17)	(223)	(67)	(192)	166	273
Moringa Acquisition Corp
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT	75,305	318,002	149,236	1,063,043	1,364,444	1,685,666
GENERAL AND ADMINISTRATIVE	(179,135)	(155,472)	(441,276)	(592,201)	(1,122,480)	(1,232,342)
CHANGE IN FAIR VALUE OF WARRANT LIABILITY	(6,745)	418	(18,753)	5,301	21,109	130,701
NET PROFIT (LOSS) FOR THE PERIOD	$ (110,575)	$ 162,948	$ (310,793)	$ 476,143	$ 263,073	$ 584,025
Moringa Acquisition Corp | Class A Ordinary Share Subject to Possible Redemption
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (in Shares)	515,019	2,589,567	515,019	5,015,185	2,774,850	11,500,000
NET PROFIT (LOSS) PER ORDINARY SHARE – BASIC (in Dollars per share)	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
Moringa Acquisition Corp | Non-redeemable Class A and Class B Ordinary Shares
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (in Shares)	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000
NET PROFIT (LOSS) PER ORDINARY SHARE – BASIC (in Dollars per share)	$ (0.06)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)